Sales - Reconciliation of deferred revenue related to customer contracts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales
Deferred revenue related to customer contracts at beginning of period	€ 2,512	€ 1,984	€ 2,093
Business related variations	101	220	(73)
Changes in the scope of consolidation	1	183
Translation adjustment	(23)	13	(31)
Reclassifications and other items	(13)	112	(6)
Deferred revenue related to customer contracts at end of period	€ 2,579	€ 2,512	€ 1,984